Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) PerShare	Dec. 31, 2024 USD ($) PerShare	Dec. 31, 2023 USD ($) PerShare	Dec. 31, 2022 USD ($) PerShare	Dec. 31, 2021 USD ($) PerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Mr. Czarnecki) ($)(1)	Compensation Actually Paid to PEO (Mr. Czarnecki) ($)	Summary Compensation Table Total for PEO (Mr. Moragne) ($)(1)	Compensation Actually Paid to PEO (Mr. Moragne) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Company TSR ($)(3)	MSCI US REIT TSR ($)(3)	Net Income (Loss) ($ in thousands)	AFFO per Share ($)
2025	-	-	6,065,001	9,787,375	2,147,408	3,169,615	121.16	137.53	99,416	1.49
2024	-	-	6,613,722	7,479,764	2,708,110	2,748,950	103.42	133.59	168,989	1.43
2023	944,354	1,141,357	4,195,587	4,328,743	1,854,801	1,940,203	104.72	122.84	163,312	1.41
2022	4,464,584	2,089,127	-	-	1,522,899	1,018,135	91.93	108.00	129,475	1.40
2021	4,428,205	5,989,430	-	-	1,475,820	1,615,407	132.66	143.06	109,528	1.31

Company Selected Measure Name	Adjusted Funds From Operations (AFFO) Per Share
Named Executive Officers, Footnote	In accordance with applicable SEC rules, since Mr. Czarnecki and Mr. Moragne each served as CEO during 2023, they are both included in the table above as a PEO.
(2)Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining
NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO 1	PEO 2	Non-PEO NEOs
2025	-	John D. Moragne	Ryan M. Albano, Kevin M. Fennell, Michael B. Caruso, Jennie O'Brien

2024	-	John D. Moragne	Ryan M. Albano, Kevin M. Fennell, Michael B. Caruso, William D. Garner

2023	Christopher J. Czarnecki	John D. Moragne	Ryan M. Albano, Roderick A. Pickney, John D. Callan, Jr., Kevin M. Fennell

2022	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, John D. Callan, Jr.

2021	Christopher J. Czarnecki	-	Ryan M. Albano, John D. Moragne, Roderick A. Pickney, Andrea T. Wright, Sean T. Cutt

Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards. The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO2 (Mr. Moragne)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(3,918,506)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$4,542,456
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$2,521,792
Increase for Fair Value of Awards Granted during year that Vested	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(87,802)
Increase based on Dividends paid or accrued prior to Vesting Date of Award	$664,434
Total Adjustments	$3,722,373

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,097,716)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,099,786
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$827,161
Increase for Fair Value of Awards Granted during year that Vested	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(17,597)
Increase based on Dividends paid or accrued prior to Vesting Date of Award	$210,572
Total Adjustments	$1,022,208

Non-PEO NEO Average Total Compensation Amount	$ 2,147,408	$ 2,708,110	$ 1,854,801	$ 1,522,899	$ 1,475,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,169,615	2,748,950	1,940,203	1,018,135	1,615,407
Adjustment to Non-PEO NEO Compensation Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards. The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO2 (Mr. Moragne)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(3,918,506)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$4,542,456
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$2,521,792
Increase for Fair Value of Awards Granted during year that Vested	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(87,802)
Increase based on Dividends paid or accrued prior to Vesting Date of Award	$664,434
Total Adjustments	$3,722,373

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2025
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,097,716)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$1,099,786
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$827,161
Increase for Fair Value of Awards Granted during year that Vested	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(17,597)
Increase based on Dividends paid or accrued prior to Vesting Date of Award	$210,572
Total Adjustments	$1,022,208

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and AFFO Per Share
Tabular List, Table	Tabular List of Important Financial Measures
The following reflects the financial measures that that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2025:

Most Important Financial Measures for 2025
Adjusted Funds From Operations (AFFO) Per Share
Net Debt to Annualized Adjusted EBITDAre
Economic Occupancy
Relative TSR

Total Shareholder Return Amount	$ 121.16	103.42	104.72	91.93	132.66
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108.00	143.06
Net Income (Loss)	$ 99,416,000	$ 168,989,000	$ 163,312,000	$ 129,475,000	$ 109,528,000
Company Selected Measure Amount | PerShare	1.49	1.43	1.41	1.40	1.31
Additional 402(v) Disclosure	The reported cumulative TSR is calculated by the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s closing share price at the end of the first trading day and at the end of the measurement period, based on an initial $100 investment on this date.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Funds From Operations (AFFO) Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Net Debt to Annualized Adjusted EBITDAre
Measure:: 3
Pay vs Performance Disclosure
Name	Economic Occupancy
Measure:: 4
Pay vs Performance Disclosure
Name	elative TSR
John D. Moragne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,065,001	$ 6,613,722	$ 4,195,587
PEO Actually Paid Compensation Amount	$ 9,787,375	$ 7,479,764	$ 4,328,743
PEO Name	John D. Moragne	John D. Moragne	John D. Moragne
Christopher J. Czarnecki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 944,354	$ 4,464,584	$ 4,428,205
PEO Actually Paid Compensation Amount			$ 1,141,357	$ 2,089,127	$ 5,989,430
PEO Name			Christopher J. Czarnecki	Christopher J. Czarnecki	Christopher J. Czarnecki
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,722,373
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,918,506)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,542,456
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,521,792
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,802)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,434
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,022,208
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,097,716)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,099,786
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,161
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,597)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 210,572